Legal Proceedings - Additional Information (Details) - Plaintiffs - USD ($)	1 Months Ended
	May 31, 2022	Jun. 30, 2022
Disclosure Of Legal Proceedings [Line Items]
Provision for litigation settlements	$ 2,000,000.0
Admission of liability		$ 0